Cash Management Agreement with Affiliate	12 Months Ended
Dec. 31, 2012
Cash Management Agreement with Affiliate [Abstract]
Cash Management Agreement with Affiliate

(10)	Cash Management Agreement with Affiliate.

On October 6, 2010, the Managing Owner retained RJOIM, an SEC registered investment adviser and an affiliate of the Managing Owner, as cash manager. The assets managed by RJOIM are held in segregated accounts in custody at Wells Fargo Bank, N.A. RJOIM is paid an annual fee, currently 0.20% calculated and accrued daily at a rate equal to 1/360 of the principal balance. As of December 31, 2012 the Trust's deposits held by RJOIM consisted of cash of $8,659,507 and fixed income securities of $11,003,681. Advisory fees earned by RJOIM aggregated $51,521, $62,625, and $13,087 for the years ended December 31, 2012, 2011, and 2010 respectively.